Risk (Tables)	12 Months Ended
Dec. 31, 2021
Risk
Summary of information about entity's exposure to risk
	Exposure	Measurement	Risk Management
Market risk	Future development costs; Recognized financial assets and liabilities not denominated in Euro	Forecasted cash flows Sensitivity analysis	Achievement of a natural hedge in the future
Credit risk	Cash and cash equivalents, current and non-current financial assets	Credit rating	Diversification of bank deposits, Investment guidelines for debt investments
Liquidity	R&D and G&A cost, equity, trade and other payables	Rolling cash flow forecast	Availability of funds through financing rounds or public offerings

Summary of foreign exchange on translation
Cash, cash equivalents and financial assets denominated in USD of InflaRx GmbH	December 31, 2021	December 31, 2020
	(in €)	(in €)
Current financial assets (securities and accrued interest)	4,014,861	8,333,240
Cash and cash equivalents	10,550,217	22,530,687
Total assets exposed to the risk	14,565,078	30,863,927
Conversion rate EUR/USD at reporting date 1/1.1326

Sensitivity analysis:	Conversion rate	Profit/(loss)	carrying amount
		(in €)
Euro weakens against U.S. dollars	1.2459	(1,324,098)	13,240,980
Euro strengths against U.S. dollars	1.0193	1,618,342	16,183,420

Summary of deposits expected to readily generate cash inflows
Liquidity	December 31, 2021	December 31, 2020
	(in €)
Short-term deposits	12,584,892	24,416,767
Cash at banks	13,665,103	1,551,914
Marketable Securities (current and non-current)	83,709,248	54,752,700
Other (non-current portion)	272,581	272,268
Other (current)	387,449	409,333
Total funds available	110,619,273	81,402,982